Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 150
"Form 13F Information Table Value Total: $ 225,651 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)
AMR CORP-DEL		001765106	2059	68100	SOLE		SOLE
ADVO INC CMN		007585102	"2,895 "	88800	SOLE		SOLE
AMERICAN POWER CONVERSION CORP CMN		029066107	" 3,914 "	" 127,954 "	SOLE		SOLE
ARAMARK CORPORATION CMN CLASS B		038521100	" 2,144 "	" 64,100 "	SOLE		SOLE
BELLSOUTH CORPORATION COMMON SHS		079860102	" 4,244 "	" 90,082 "	SOLE		SOLE
UTS BERKSHIRE HATHAWAY INC    $10M NOTE+1 WT TO BUY 0.116 CLA SH OR 3.348 B SH DUE05/15/07		084670504	" 1,222 "	 100 	SOLE		SOLE
BLOCKBUSTER INC. CMN CLASS B		093679207	" 1,031 "	" 210,400 "	SOLE		SOLE
BLOCKBUSTER INC               7.5% PERP PFD CONV SER A		093679504	 608 	 500 	SOLE		SOLE
BOMBARDIER INC-CL B SUB-VTG		097751200	 678 	" 200,000 "	SOLE		SOLE
"CHIPOTLE MEXICAN GRILL, INC. CMN CLASS B"		169656204	" 3,822 "	" 73,500 "	SOLE		SOLE
CLEAR CHANNEL COMMUNICATIONS CMN		184502102	" 2,662 "	" 74,900 "	SOLE		SOLE
COLD SPRING CAPITAL INC		192865103	 735 	" 135,000 "	SOLE		SOLE
CYPRESS SEMICONDUCTOR CORP		232806109	" 2,865 "	" 169,847 "	SOLE		SOLE
DOBSON COMMUNICATIONS CORP    PFD CONV SER F ACCREDITED INVS& QIBS		256069402	 212 	" 1,107 "	SOLE		SOLE
WTS ENDEAVOR ACQUISITION CORP		292577111	 200 	" 67,000 "	SOLE		SOLE
FEDERAL SERVICES ACQUISITION  CORP		313833105	 638 	" 113,333 "	SOLE		SOLE
WTS FEDERAL SERVICES          ACQUISITION CORPORATION       WARRANTS		313833113	 77 	" 233,333 "	SOLE		SOLE
GENERAL MOTORS CORPORATION CMN		370442105	 92 	" 3,000 "	SOLE		SOLE
GENERAL MOTORS CORPORATION    6.25% SERIES C CONVERTIBLE    SENIOR DEBENTURES		370442717	" 2,579 "	" 113,525 "	SOLE		SOLE
GENERAL MOTORS CORP           CONV SR DEB CL A              DUE 03/06/2032		370442741	 78 	" 3,100 "	SOLE		SOLE
"GIANT INDUSTRIES, INC. CMN"		374508109	" 1,919 "	" 25,600 "	SOLE		SOLE
GOLD KIST INC. CMN		380614107	" 1,156 "	" 55,000 "	SOLE		SOLE
GOLDCORP INC CMN		380956409	 1 	 33 	SOLE		SOLE
UTS GRANAHAN MCCOURT ACQ CORP UNIT 1 COM & 1 WT EXP		385034202	 320 	" 40,000 "	SOLE		SOLE
GUARDIAN CAP GROUP LTD CMN		401339205	 5 	 500 	SOLE		SOLE
GUARDIAN CAPITAL GROUP LIMITED CMN CLASS A		401339304	 95 	" 9,500 "	SOLE		SOLE
GULFMARK OFFSHORE INC		402629109	 539 	" 14,396 "	SOLE		SOLE
HIGH VOLTAGE ENGR CORP NEW CMN		429810807	 300 	" 40,000 "	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER A UNITS		465090306	 165 	" 30,000 "	SOLE		SOLE
UTS ISRAEL GROWTH PARTNERS    ACQUISITION CORP SER B UNITS		465090405	" 2,478 "	" 250,000 "	SOLE		SOLE
JACUZZI BRANDS INC ORD CMN		469865109	 311 	" 25,000 "	SOLE		SOLE
KEY ENERGY SERVICES INC CMN		492914106	" 1,064 "	" 68,000 "	SOLE		SOLE
LORAL SPACE AND COMMUNICATIONSINC		543881106	 306 	" 7,511 "	SOLE		SOLE
LOUISIANA PACIFIC CORP CMN		546347105	 323 	" 15,000 "	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100	" 1,106 "	" 90,499 "	SOLE		SOLE
MAGNA ENTERTAINMENT CORP      CL-A SUBORDINATE VOTING SHARES		559211107	 24 	" 5,335 "	SOLE		SOLE
UTS MARATHON ACQUISITION CORP UNIT 1 COM & 1 WT EXP		565756202	" 5,082 "	" 605,000 "	SOLE		SOLE
MICROSOFT CORPORATION CMN		594918104	 436 	" 14,600 "	SOLE		SOLE
"NEWKIRK REALTY TRUST, INC. CMN"		651497109	 36 	" 2,000 "	SOLE		SOLE
NIKO RESOURCES CMN		653905109	 579 	" 8,100 "	SOLE		SOLE
PEMSTAR INC CMN		706552106	 331 	" 86,100 "	SOLE		SOLE
PHELPS DODGE CORP CMN		717265102	" 5,986 "	" 50,002 "	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO  NEW		736508847	 389 	" 14,284 "	SOLE		SOLE
PRICE COMMUNICATIONS CORP NEW CMN		741437305	" 2,526 "	" 120,000 "	SOLE		SOLE
JAYA HOLDINGS LTD CMN		746992148	" 1,353 "	" 1,402,000 "	SOLE		SOLE
RADIOSHACK CORP		750438103	 336 	" 20,000 "	SOLE		SOLE
REMEC INC                     NEW		759543200	" 1,142 "	" 864,963 "	SOLE		SOLE
UTS RHAPSODY ACQUISITION CORP UNIT 1 COM & 1 WT EXP		762014207	 420 	" 50,000 "	SOLE		SOLE
ADSTEAM MARINE LTD ORDINARY FULLY PAID		845995216	" 2,781 "	" 1,411,065 "	SOLE		SOLE
UTS STONE ARCADE ACQUISITION  CORP UNIT 1 COM & 2 WT EXP    8/15/2009		861575207	 582 	" 60,000 "	SOLE		SOLE
STONE ENERGY CORP CMN		861642106	 389 	" 11,000 "	SOLE		SOLE
STUDENT LOAN CORP CMN		863902102	 166 	 800 	SOLE		SOLE
TRM CORPORATION CMN		872636105	 407 	" 190,270 "	SOLE		SOLE
TAC ACQUISITION CORP		873392104	 831 	" 150,000 "	SOLE		SOLE
TRANSWITCH CORP		894065101	 64 	" 46,021 "	SOLE		SOLE
UAL CORPORATION               NEW		902549807	 177 	" 4,032 "	SOLE		SOLE
USA TRUCK INC CMN		902925106	 80 	" 5,000 "	SOLE		SOLE
USG CORP NEW		903293405	 433 	" 7,900 "	SOLE		SOLE
"THE YANKEE CANDLE CO, INC CMN"		984757104	" 2,573 "	" 75,067 "	SOLE		SOLE
IMAX CORPORATION CMN		45245E109	 244 	" 65,000 "	SOLE		SOLE
NOVAGOLD RESOURCES INC. CMN		66987E206	 240 	" 13,975 "	SOLE		SOLE
UTS TRANSFORMA ACQUISITION GRPINC UNIT CONSISTING OF 1 COM &1 WT		89366E209	" 2,800 "	" 350,000 "	SOLE		SOLE
ACE AVIATION HOLDINGS INC. SHS CL A VAR VTG		00440P201	" 1,946 "	" 60,000 "	SOLE		SOLE
ACQUICOR TECHNOLOGY INC		00489A107	 843 	" 150,000 "	SOLE		SOLE
WTS ACQUICOR TECHNOLOGY INC   WTS ON SHS		00489A115	 332 	" 400,000 "	SOLE		SOLE
ACQUICOR TECHNOLOGY 144A CONV  8%    12/15/11		00489AAA5	" 7,009 "	" 7,000,000 "	SOLE		SOLE
AGERE SYS INC CMN		00845V308	" 1,046 "	" 54,553 "	SOLE		SOLE
AIRTRAN HOLDINGS INC		00949P108	" 1,425 "	" 121,400 "	SOLE		SOLE
AMEROSSI  INTL GRP INC CMN		03076L106	 1 	" 3,333,332 "	SOLE		SOLE
AMKOR TECHNOLOGY INC          CONV                                 5.00000000%    03/15/07		031652AH3	 996 	" 1,000,000 "	SOLE		SOLE
"AQUILA, INC. CMN"		03840P102	 883 	" 187,900 "	SOLE		SOLE
CALL/BOL(YHUAJ)        @ 50    EXP01/19/2008		0710009AJ	 84 	 100 	SOLE		SOLE
CALL/BOL(BOLAJ)        @ 50    EXP01/20/2007		0710019AJ	 86 	 350 	SOLE		SOLE
BEMA GOLD CORPORATION CMN		08135F107	" 2,058 "	" 392,042 "	SOLE		SOLE
BLACKOUT MEDIA CORP CMN		09250L101	 4 	" 19,000,000 "	SOLE		SOLE
BLACKOUT MEDIA CORP SPINOFF 1CMN =10000 PFD SHARES		09250L994	 -   	" 19,000,000 "	SOLE		SOLE
BROADWING SR DEB CONV 3.125%    05/15/26		11161EAB7	" 3,330 "	" 3,000,000 "	SOLE		SOLE
CABLEVISION SYSTEMS CORP CABLEVISION NY GROUP COM		12686C109	 97 	" 3,400 "	SOLE		SOLE
UTS COMMUNITY BANKERS         ACQUISITON CORPORATION        UNIT 1 COM & WT EXP		20361R200	 765 	" 100,000 "	SOLE		SOLE
ECHOSTAR COMMUNICATIONS  SUB NOTE 5.75%    05/15/08		278762AG4	" 5,603 "	" 5,500,000 "	SOLE		SOLE
EMPIRE RESORTS CONV SR   5.5%    07/31/14		292052AB3	" 1,393 "	" 1,500,000 "	SOLE		SOLE
ENERGY INFRASTRUCTUIRE        ACQUISITION CORP		29269P109	" 2,835 "	" 300,000 "	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE    ACQUISITION CORP PENDING EXP		29269P117	 150 	" 300,000 "	SOLE		SOLE
ENERGY PARTNERS LTD CMN		29270U105	 244 	" 10,000 "	SOLE		SOLE
FAIRFAX FINANCIAL HOLDINGS LTDSENIOR DEBENTURE CONV  5%    07/15/23		303901AL6	" 11,057 "	" 10,800,000 "	SOLE		SOLE
FIBERTOWER CORPORATION 144A 9% 11/15/2012 CONV MN		31567RAA8	" 7,759 "	" 6,500,000 "	SOLE		SOLE
FORD MTR SR NT CONV 4.25%    12/15/36		345370CF5	" 3,206 "	" 3,000,000 "	SOLE		SOLE
UTS FREEDOM ACQUISITION HLDGS INC UNIT 1 COM & 1 WT EXP		35645F202	" 3,060 "	" 300,000 "	SOLE		SOLE
GAMESTOP CORP CMN CLASS B		36467W208	 438 	" 8,000 "	SOLE		SOLE
GENCORP CONV SUB NOTE 4%    01/16/24		368682AJ9	" 1,060 "	" 1,000,000 "	SOLE		SOLE
GEOEYE INC		37250W108	" 1,446 "	" 74,717 "	SOLE		SOLE
GLOBAL SIGNAL INC. CMN		37944Q103	 346 	" 6,562 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS A		37946Y203	 30 	" 5,000 "	SOLE		SOLE
UTS GLOBAL SERVICES PARTNERS  ACQUISITION CORP UNITS B		37946Y302	 750 	" 75,000 "	SOLE		SOLE
GLOBAL SERVICES PARTNERS      ACQUISITION CORP CLASS B		37946Y401	 193 	" 40,000 "	SOLE		SOLE
IMCLONE SYSTEMS INCORPORATED CMN		45245W109	 201 	" 7,500 "	SOLE		SOLE
INTEL JR SUB CONV DEB 144A 2.95%    12/15/35		458140AC4	" 5,430 "	" 6,000,000 "	SOLE		SOLE
JDS UNIPHASE CORPORATION CMN		46612J507	 73 	" 4,375 "	SOLE		SOLE
JDS UNIPHASE CORP             SR NT CONV                           1.00000000%    05/15/26		46612JAC5	 87 	" 100,000 "	SOLE		SOLE
KINDER MORGAN INC KANS CMN		49455P101	" 1,269 "	" 12,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC    SR CONV 2.875%  07/15/10		52729NBA7	" 2,360 "	" 2,250,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS CONV SR NT 144A 5.25%    12/15/11		52729NBC3	" 4,304 "	" 2,750,000 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC 5.25% 12/15/2011 SER: B CONV JD		52729NBF6	 391 	" 250,000 "	SOLE		SOLE
LIONS GATE ENTMT CONV SR SUB NT 3.625%    03/15/25		535919AG9	" 3,030 "	" 3,000,000 "	SOLE		SOLE
"MAGNA ENTERTAINMENT CORP, 144A 8.55000000 06/15/2010 CONV DJ"		559211AB3	" 1,033 "	" 1,000,000 "	SOLE		SOLE
MAGNA ENTERTAINMENT CONV SUB NOTE 7.25% 12/15/09		559211AC1	" 2,173 "	" 2,275,000 "	SOLE		SOLE
MAGNA ENTERTAINMENT CONV SUB NT  8.55%    06/15/10		559211AD9	" 4,757 "	" 4,700,000 "	SOLE		SOLE
METLIFE INC                   COM EQUITY UNIT 6.375%		59156R702	 703 	" 23,000 "	SOLE		SOLE
"MORTGAGEIT HOLDINGS, INC. CMN"		61915Q108	" 3,472 "	" 235,402 "	SOLE		SOLE
MOSSIMO INC CMN ESCROW CUSIP		619ESC999	 -   	" 361,076 "	SOLE		SOLE
NPS PHARMACEUTICALS INC CMN		62936P103	 229 	" 50,554 "	SOLE		SOLE
UTS NORTH AMERICAN INSURANCE  LEADERS INC UNIT 1 COM & 1 WT		65687M203	" 1,404 "	" 180,000 "	SOLE		SOLE
OPEN SOLUTIONS INC CMN		68371P102	" 2,070 "	" 55,000 "	SOLE		SOLE
UTS ORACLE HEALTHCARE         ACQUISITION CORP UNIT 1 COM & 1 WT EXP		68402M201	" 1,234 "	" 148,125 "	SOLE		SOLE
PARMALAT S P A             144A SPONSORED GDR		70175R102	 -   	" 349,530 "	SOLE		SOLE
PARMALAT S P A             144A SPONSORED GDR REPSTG     WARRANTS 12/31/2015		70175R110	 6 	" 1,300 "	SOLE		SOLE
PATHMARK STORES INC CMN		70322A101	 24 	" 2,170 "	SOLE		SOLE
STANDARD & POORS DEPOSITARY   RECEIPTS (SPDRS) (BOOK ENTRY) UNITS UNDIVIDED BENEFICIAL INT		78462F103	 71 	 500 	SOLE		SOLE
SINCLAIR BROADCAST CONV SENIOR SUB NOTE 4.875% 		829226AU3	" 4,569 "	" 5,000,000 "	SOLE		SOLE
SINCLAIR BROADCAST CONV SUB DEB 6%    09/15/12		829226AV1	" 2,208 "	" 2,413,000 "	SOLE		SOLE
SPANSION SR SUB DEB EXCHANGEABLE CONV  144A 2.25%    06/15/16		84649RAA9	" 4,215 "	" 4,000,000 "	SOLE		SOLE
TD BANKNORTH INC CMN		87235A101	" 3,228 "	" 100,000 "	SOLE		SOLE
TELUS CORPORATION CLASS A NON-VOTING		87971M202	 456 	" 10,200 "	SOLE		SOLE
TEVA PHARMACEUTICAL LLCGTD SR DEB CONV INTO ADR 		88163VAE9	" 2,861 "	" 3,000,000 "	SOLE		SOLE
TITAN INTERNATIONAL INC (NEW) CMN		88830M102	 979 	" 48,600 "	SOLE		SOLE
TRANSWITCH CONV NOTE 5.45%    09/30/07		894065AC5	" 5,650 "	" 5,650,000 "	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS   INC		89816T103	 89 	" 4,859 "	SOLE		SOLE
VECTOR GROUP CONV SR NT CONV  5%    11/15/11		92240MAE8	" 5,541 "	" 4,500,000 "	SOLE		SOLE
VECTOR GROUP LTD VAR INT SR DEB CONV 144A  3.875%    06/15/26		92240MAJ7	" 8,775 "	" 7,500,000 "	SOLE		SOLE
VERITAS DGC INC CMN		92343P107	" 4,765 "	" 55,652 "	SOLE		SOLE
GRUPO MEXICO S.A DE C.V CMN  CLASS B		9EQ01HQH0	" 1,185 "	" 323,100 "	SOLE		SOLE
"AMERICA TELECOM, S.A. DE C.V. CMN"		9EQ06MQM3	" 3,924 "	" 432,600 "	SOLE		SOLE
AUTOSTRADE S.P.A. CMN		9EQ0G18K2	" 2,069 "	" 72,000 "	SOLE		SOLE
FORTESCUE METALS GROUP LIMITED ORDINARY FULLY PAID		9HH01G0R1	" 1,184 "	" 113,212 "	SOLE		SOLE
CHINACAST COMMUNICATION HLDGS CMN		9HH01YHC7	 142 	" 545,000 "	SOLE		SOLE
MAYNE PHARMA LIMITED ORDINARY FULLY PAID		9HH06CNC3	" 1,604 "	" 500,000 "	SOLE		SOLE
THE LINK REAL ESTATE INVT TR UNIT TRUST		9HH06GZR8	 339 	" 165,000 "	SOLE		SOLE
GLOBAL CROSSING LTD        NEW		G3921A175	 49 	" 2,000 "	SOLE		SOLE
INDIA HOSPITALITY          ORD SHS REG S		G47601102	 480 	" 80,000 "	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601110	 125 	" 160,000 "	SOLE		SOLE
INFINITY BIO ENERGY LTD		G4770S101	 -   	" 250,000 "	SOLE		SOLE
WTS INFINITY BIO ENERGY LTD		G4770S119	 240 	" 500,000 "	SOLE		SOLE
NORTHERN OFFSHORE LTD CMN		G6635W102	 345 	" 115,000 "	SOLE		SOLE
UTS SHANGHAI CENTURY       ACQUISITION CORP UNITS OF     1 SHS AND 1 WT		G80637120	 435 	" 50,000 "	SOLE		SOLE
WHITE MTNS INS GROUP LTD CMN		G9618E107	 435 	 750 	SOLE		SOLE
PARMALAT SPA               EUR1		T7S73M107	 400 	" 122,720 "	SOLE		SOLE
WTS PARMALAT SPA           WTS ON AZIONI ORDINARIE		T7S73MAA5	 1 	 650 	SOLE		SOLE
CROSS SHORE ACQUISITION    CORP SHS REG S		U1549T109	" 1,313 "	" 250,000 "	SOLE		SOLE
WTS CROSS SHORE ACQUISITIONCORP WTS ON SHS REG S		U1549T117	 -   	" 500,000 "	SOLE		SOLE
MAGNA ENTERTAINMENT CORP   CONV SUB NOTE 144A                   8.55000000%    06/15/10		U55658AD7	 -   	" 1,000,000 "	SOLE		SOLE